Accrued Expenses (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consist of the following (in thousands):

	June 30, 2024	December 31, 2023
Payroll and employee related expenses	$1,402	$4,390
Accrued patent fees	689	472
Accrued external research and development costs	3,467	4,896
Accrued professional and consulting services	1,871	4,331
Property and equipment	2,877	128
Other	309	516
Accrued expenses	$10,615	$14,733
Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31,
	2023	2022
Payroll and employee related expenses	$4,390	$4,242
Accrued patent fees	472	696
Accrued external research and development costs	4,896	7,274
Accrued professional and consulting services	4,331	985
Accrued interest	—	222
Other	644	665
Accrued expenses	$14,733	$14,084